NET LOSS PER COMMON SHARE	12 Months Ended
Dec. 31, 2019
NET LOSS PER COMMON SHARE
NET LOSS PER COMMON SHARE

14. NET LOSS PER COMMON SHARE

Basic net loss per common share is computed by dividing the net loss available to common stockholders by the weighted‑average number of shares of common stock outstanding during the period.

Diluted net loss per common share is computed by giving the effect of all potential shares of common stock, including stock options, preferred shares, warrants and instruments convertible into common stock, to the extent dilutive. Basic and diluted net loss per common share was the same for the years ended December 2019 and 2018, as the inclusion of all potential common shares outstanding would have been anti‑dilutive.

The following table sets forth the computation of basic and diluted net loss per common share (in thousands, except share and per share data):

	Years Ended
	December 31,
	2019	2018
Numerator:
Net loss	$(45,513)	$(16,521)
Denominator:
Weighted-average common stock outstanding	12,831,221	5,483,149
Net loss per share attributable to common stockholders - basic and diluted	$(3.55)	$(3.01)

The Company’s potential dilutive securities, which include Preferred Stock, stock options and warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted‑average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at December 31, 2019 and 2018, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti‑dilutive effect:

	As of
	December 31,
	2019	2018
Preferred Stock	—	3,093,898
Options to purchase common stock	4,079,888	1,035,466
Warrants to purchase common stock	462,364	309,389